Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 30, 2011
Entity Registrant Name	VALLEY FORGE COMPOSITE TECHNOLOGIES, INC.
Entity Central Index Key	0001332412
Entity Filer Category	Smaller Reporting Company